Investments - Breakdown of Investments in Unrealized Loss Position (Details) $ in Thousands	Dec. 31, 2021 USD ($)
U.S. Treasury securities
Debt Securities, Available-for-sale, Unrealized Loss Position [Line Items]
Less than 12 months	$ 8,141
Total	8,141
Gross Unrealized Loss
Less than 12 months	13
Total	13
Corporate bonds
Debt Securities, Available-for-sale, Unrealized Loss Position [Line Items]
Less than 12 months	5,640
Total	5,640
Gross Unrealized Loss
Less than 12 months	2
Total	$ 2